Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000026729
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 22,473	$ 16,598	$ 17,437	$ 25,751	$ 21,044	$ 17,290	$ 14,490	$ 12,979	$ 10,222	$ 10,044	$ 9,450
C000026731
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
Account Value	$ 22,812	16,849	17,700	26,316	21,606	17,863	15,020	13,516	10,708	10,586	10,000
C000176447
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 24,704	18,183	18,984	27,904	22,693	18,584	15,490	13,794	10,815	10,628	10,000
C000026732
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 23,736	17,542	18,426	27,232	22,267	18,306	15,322	13,726	10,815	10,628	10,000
C000055072
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 27,871	20,224	18,166	25,989	19,770	16,455	13,404	12,474	10,063	10,030	9,450
C000055073
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
Account Value	$ 27,726	20,119	18,071	26,061	19,974	16,755	13,751	12,894	10,487	10,534	10,000
C000138433
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 30,425	22,006	19,705	28,103	21,313	17,685	14,358	13,320	10,716	10,643	10,000
C000055075
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 30,243	21,885	19,612	27,988	21,238	17,631	14,326	13,300	10,700	10,638	10,000
C000055074
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 28,396	20,688	18,643	26,778	20,451	17,081	13,969	13,049	10,569	10,574	10,000
C000026733
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 26,860	20,838	22,123	34,790	24,653	19,769	16,763	14,198	10,354	10,124	9,451
C000026735
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
Account Value	$ 27,103	21,027	22,323	35,321	25,179	20,319	17,339	14,775	10,833	10,652	10,000
C000164583
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 29,593	22,854	24,156	37,805	26,666	21,282	17,966	15,147	10,997	10,712	10,000
C000195257
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 29,388	22,690	23,982	37,531	26,472	21,127	17,833	15,032	10,955	10,712	10,000
C000026736
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 28,515	22,123	23,479	36,914	26,153	20,961	17,769	15,043	10,967	10,715	10,000
C000026743
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 31,042	21,056	19,795	26,833	17,999	15,245	13,444	12,285	9,436	9,635	9,449
C000026745
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
Account Value	$ 30,895	20,957	19,702	26,925	18,203	15,535	13,805	12,714	9,837	10,118	10,000
C000082649
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 33,764	22,829	21,405	28,925	19,352	16,336	14,363	13,097	10,035	10,219	10,000
C000043493
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 33,345	22,545	21,133	28,557	19,099	16,123	14,177	12,928	9,903	10,149	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Account Value	$ 24,950	18,560	18,653	26,515	18,615	15,407	13,522	12,856	10,193	10,288	10,000
Federated Investors Inc. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 28,880	20,826	20,151	28,358	20,339	16,790	14,118	13,301	10,536	10,494	10,000
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Account Value	$ 24,950	18,560	18,653	26,515	18,615	15,407	13,522	12,856	10,193	10,288	10,000
Federated Investors Inc. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 28,880	20,826	20,151	28,358	20,339	16,790	14,118	13,301	10,536	10,494	10,000
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Account Value	$ 24,950	18,560	18,653	26,515	18,615	15,407	13,522	12,856	10,193	10,288	10,000
Federated Investors Inc. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 28,880	20,826	20,151	28,358	20,339	16,790	14,118	13,301	10,536	10,494	10,000
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Account Value	$ 24,950	18,560	18,653	26,515	18,615	15,407	13,522	12,856	10,193	10,288	10,000
Federated Investors Inc. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 28,880	20,826	20,151	28,358	20,339	16,790	14,118	13,301	10,536	10,494	10,000
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Account Value	$ 33,480	23,726	20,852	29,194	20,913	16,756	14,641	13,484	10,649	10,657	10,000
Federated Investors Inc. Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,812	31,170	26,204	34,752	24,267	18,779	16,037	14,485	11,167	10,918	10,000
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Account Value	$ 33,480	23,726	20,852	29,194	20,913	16,756	14,641	13,484	10,649	10,657	10,000
Federated Investors Inc. Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,812	31,170	26,204	34,752	24,267	18,779	16,037	14,485	11,167	10,918	10,000
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Account Value	$ 33,480	23,726	20,852	29,194	20,913	16,756	14,641	13,484	10,649	10,657	10,000
Federated Investors Inc. Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,812	31,170	26,204	34,752	24,267	18,779	16,037	14,485	11,167	10,918	10,000
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Account Value	$ 33,480	23,726	20,852	29,194	20,913	16,756	14,641	13,484	10,649	10,657	10,000
Federated Investors Inc. Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,812	31,170	26,204	34,752	24,267	18,779	16,037	14,485	11,167	10,918	10,000
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Account Value	$ 33,480	23,726	20,852	29,194	20,913	16,756	14,641	13,484	10,649	10,657	10,000
Federated Investors Inc. Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,812	31,170	26,204	34,752	24,267	18,779	16,037	14,485	11,167	10,918	10,000
Federated Investors Inc. Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,890	16,037	17,362	23,469	16,951	14,952	14,053	13,495	10,302	10,352	10,000
Federated Investors Inc. Index: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Average
Account Value	$ 22,880	17,117	18,426	25,533	17,676	15,118	14,180	13,124	10,186	10,157	10,000
Federated Investors Inc. Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,890	16,037	17,362	23,469	16,951	14,952	14,053	13,495	10,302	10,352	10,000
Federated Investors Inc. Index: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Average
Account Value	$ 22,880	17,117	18,426	25,533	17,676	15,118	14,180	13,124	10,186	10,157	10,000
Federated Investors Inc. Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,890	16,037	17,362	23,469	16,951	14,952	14,053	13,495	10,302	10,352	10,000
Federated Investors Inc. Index: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Average
Account Value	$ 22,880	17,117	18,426	25,533	17,676	15,118	14,180	13,124	10,186	10,157	10,000
Federated Investors Inc. Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,890	16,037	17,362	23,469	16,951	14,952	14,053	13,495	10,302	10,352	10,000
Federated Investors Inc. Index: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Average
Account Value	$ 22,880	17,117	18,426	25,533	17,676	15,118	14,180	13,124	10,186	10,157	10,000
Federated Investors Inc. Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,890	16,037	17,362	23,469	16,951	14,952	14,053	13,495	10,302	10,352	10,000
Federated Investors Inc. Index: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Average
Account Value	$ 22,880	17,117	18,426	25,533	17,676	15,118	14,180	13,124	10,186	10,157	10,000
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Account Value	$ 24,950	18,560	18,653	26,515	18,615	15,407	13,522	12,856	10,193	10,288	10,000
Federated Investors Inc. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 28,880	20,826	20,151	28,358	20,339	16,790	14,118	13,301	10,536	10,494	10,000
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Account Value	$ 24,950	18,560	18,653	26,515	18,615	15,407	13,522	12,856	10,193	10,288	10,000
Federated Investors Inc. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 28,880	20,826	20,151	28,358	20,339	16,790	14,118	13,301	10,536	10,494	10,000
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Account Value	$ 24,950	18,560	18,653	26,515	18,615	15,407	13,522	12,856	10,193	10,288	10,000
Federated Investors Inc. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 28,880	20,826	20,151	28,358	20,339	16,790	14,118	13,301	10,536	10,494	10,000
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Account Value	$ 24,950	18,560	18,653	26,515	18,615	15,407	13,522	12,856	10,193	10,288	10,000
Federated Investors Inc. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 28,880	$ 20,826	$ 20,151	$ 28,358	$ 20,339	$ 16,790	$ 14,118	$ 13,301	$ 10,536	$ 10,494	$ 10,000